Western Refining Logistics, L.P. (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Net Proceeds from Offering [Table Text Block]
A summary of the proceeds received and the use of proceeds was as follows (in thousands):

Proceeds received from sale of common units	$347,875

Use of proceeds:
Underwriting discounts and commissions	$20,873
Structuring fees	1,739
Offering expenses	2,117
Retained for working capital	75,683
Distributed to Western Refining, Inc.	244,884
Revolving credit agreement closing costs	2,579
Total	$347,875